RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 CEO and Family [Member]	Dec. 31, 2012 Zhengzhou Company [Member]	Dec. 31, 2011 Zhengzhou Company [Member]	Dec. 31, 2010 Zhengzhou Company [Member]	Dec. 31, 2012 Zhengzhou Company [Member] Henan Green [Member]	Feb. 26, 2013 Zhengzhou Company [Member] Henan Green [Member] Subsequent Event [Member]	Dec. 31, 2012 Zhengzhou Company [Member] CEO and Family [Member]
Related Party Transaction [Line Items]
Rent expense	$ 28,744	$ 26,938	$ 24,701			$ 12,867	$ 11,428	$ 9,909
Ownership percentage	100.00%				44.00%					100.00%	41.00%
Business acquisition, assumed obligation									11,235,775
Deposit on acquisition of future land use right	$ 24,076,660	$ 12,710,719		$ 24,076,660					$ 12,840,885